Employee benefits - Narrative (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 25, 2025 CLF	Apr. 25, 2024 CLF	Dec. 31, 2025 USD ($) executive	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Employee benefits [Line Items]
Fair value of plan assets			$ 5,515	$ 5,266	$ 5,095
Number of company executives entitled to benefits | executive			35
Net defined benefit liability			$ 12,300	8,193
Key management personnel compensation	CLF 600	CLF 600	$ 31,170	$ 26,621
Financial target compensation plan
Employee benefits [Line Items]
Key management personnel compensation						$ 2,251
Number of shares effected | shares					188,740
Men
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			65 years	65 years	65 years
Men | Top of range
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			65 years
Women
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			60 years	60 years	60 years
Women | Top of range
Employee benefits [Line Items]
Actuarial assumption of retirement age (in years)			60 years